DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN (Details)			3 Months Ended				9 Months Ended
	Feb. 08, 2021 USD ($) $ / shares shares	Sep. 29, 2020	Dec. 31, 2021	Sep. 30, 2021 USD ($) $ / shares shares	Mar. 31, 2021 shares	Dec. 31, 2020 USD ($) shares	Sep. 30, 2021 USD ($) item $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares					28,750,000
Purchase price, per unit | $ / shares				$ 10.00			$ 10.00
Proceeds from issuance initial public offering	$ 28,750,000
Sale of Private Placement Warrants (in shares) | shares				14,749,999			14,749,999
Proceeds from sale of Private Placement Warrants							$ 7,750,000
Transaction Costs	6,224,714
Underwriting fees	5,750,000
Other offering costs	$ 474,714
Payments for investment of cash in Trust Account							$ 287,500,000
Condition for future business combination number of businesses minimum		1					1
Threshold minimum aggregate fair market value as a percentage of the net assets held in the Trust Account						80	80
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination						50	50
Minimum net tangible assets upon consummation of business combination				$ 5,000,001			$ 5,000,001
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)			100.00%				100.00%
Redemption period upon closure							10 days
Maximum Allowed Dissolution Expenses							$ 100,000
Cash at operating bank account				882,585		$ 172,854	882,585
Working capital				779,120			779,120
Interest earned on marketable securities held in Trust Account				$ 4,341			$ 9,721
IPO
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares	28,750,000
Purchase price, per unit | $ / shares	$ 10.00
Proceeds from issuance initial public offering	$ 287,500,000
Payments for investment of cash in Trust Account	$ 287,500,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Proceeds from sale of Private Placement Warrants						$ 7,750,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares				5,166,666			5,166,666
Price of warrant | $ / shares				$ 1.50			$ 1.50
Proceeds from sale of Private Placement Warrants							$ 7,750,000
Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares	3,750,000
Purchase price, per unit | $ / shares	$ 10.00
Sale of Private Placement Warrants (in shares) | shares						5,166,666